Schedule of Supplemental Cash Flow Information Related to Operating and Financing Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating cash flows from operating leases	$ 1,759	$ 877
Operating cash flows from financing leases	101	14
Financing cash flows from financing leases	22	81
Operating lease	$ 4,735	$ 204